ProFund VP Short Small-Cap Expense Example - ProFund VP Short Small-Cap - None	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 171
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	955
Expense Example, with Redemption, 10 Years	$ 2,086